Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Note 8. Convertible Preferred Stock
Preferred Stock
Series A
On June 24, 2019, the Company amended and restated its Certificate of Incorporation (“Certificate”), which authorized the issuance of up to 7,537,269 shares of Series A Preferred Stock with a par value of $0.00001. On June 24, 2019, the Company entered into a Series A Convertible Preferred Stock Purchase Agreement to issue Preferred Stock to investors for cash and in settlement of outstanding SAFEs and Amended Bridge Note.
Series X
On August 24, 2020, the Company entered into the Series X Preferred Stock Purchase Agreement to offer shares of the Company’s Series X Preferred Stock. In August and September of 2020, the Company issued 1,251,971 Preferred Stock for cash at a purchase price of $135.79 per share of Preferred Stock, which generated gross proceeds of approximately $170 million. Accordingly, the Company amended and restated its certificate of incorporation (“Certificate”), which authorized the issuance of up to 1,472,905 shares of Series X Preferred Stock with a par value of $0.00001.
The original issue price and the liquidation value, as of September 30, 2020 and December 31, 2019, of each class of Preferred Stock is as follows:

	As of September 30, 2020			As of December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference
Series A	2,228,361	1,660,839	$43.30	2,228,361	1,660,839	$43.30
Series A-1	163,306	163,306	15.31	163,306	163,306	15.31
Series A-2	1,322,780	1,322,780	15.12	1,322,780	1,322,780	15.12
Series A-3	223,548	223,548	17.89	223,548	223,548	17.89
Series A-4	49,827	49,827	20.07	49,827	49,827	20.07
Series A-5	137,715	124,068	20.15	137,715	124,068	20.15
Series A-6	247,420	247,420	30.31	247,420	247,420	30.31
Series A-7	1,459,656	1,459,656	34.64	1,459,656	1,459,656	34.64
Series A-8	385,777	385,777	36.81	385,777	385,777	36.81
Series A-9	748,674	748,674	38.97	748,674	748,674	38.97
Series A-10	252,801	252,801	41.14	252,801	252,801	41.14
Series A-11	317,404	317,404	5.27	317,404	317,404	5.27
Series X	1,472,905	1,251,971	135.79	—	—	—

Dividends
Holders of both Series A and Series X Preferred Stock receive non-cumulative
dividends at a rate per annum equal to 6% of the applicable original issue price, if and when declared by the Company’s Board of Directors. Preferred Stockholders receive dividends prior to and in preference to any dividends on Common Stockholders. No dividends have been declared or paid as of September 30, 2020 and December 31, 2019.
Liquidation
Holders of both Series A and Series X Preferred Stock are entitled to receive a liquidation preference prior to any distribution to holders of common stock. Upon the occurrence of a liquidation transaction, preferred stock will be redeemed by the Company for the applicable original issue price. Moreover, if the holders of preferred stock would receive a greater amount of consideration had the preferred stock been converted immediately prior to such transaction, the preferred stock shall be deemed to be converted for purposes of the redemption.
Each of the Series A and Series X Preferred Stock are conditionally puttable by the holders upon “deemed liquidation events,” which includes a merger, consolidation, change of control, or a sale of substantially all of the Company’s assets. The Company determined that triggering events that could result in a deemed liquidation are not solely within the control of the Company. Therefore, the preferred stock is classified outside of permanent (i.e., temporary equity). The preferred stock is not being accreted to its liquidation preference, as it is not probable that the preferred stock will become redeemable as of September 30, 2020 and December 31, 2019. The Company continues to monitor circumstances that may cause the Preferred Stock to become probable of becoming redeemable. Subsequent adjustments to the carrying amounts to accrete up to the Preferred Stock redemption values will be made only when the shares become probable of becoming redeemable. The convertible preferred stock is subject to standard protective provisions, none of which provide creditor rights.
Conversion
Both Series A and Series X Preferred Stock are convertible at any time, at the option of the holder, into common stock at a conversion rate of 1 to 1 initially, subject to adjustments.
The applicable conversion prices of each series of preferred stock as of September 30, 2020 and December 31, 2019 are as follows:

Effective Conversion Price
Series A	$43.30
Series A-1	15.31
Series A-2	15.12
Series A-3	17.89
Series A-4	20.07
Series A-5	20.15
Series A-6	30.31
Series A-7	34.64
Series A-8	36.81
Series A-9	38.97
Series A-10	41.14
Series A-11	24.30
Series X	135.79
Additionally, all outstanding shares of the preferred stock shall automatically be converted into shares of underlying common stock upon the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act, the public offering price of which is not less than $64.96 per share and which results in aggregate cash proceeds to the Company of not less than $100 million, net of underwriting discounts and commissions (a “Qualified IPO”).
Voting Rights
Holders of preferred stock are entitled to the same voting rights as the common stockholders and to notice of stockholders’ meeting. The holders of common stock and preferred stock shall vote together as a single
class (on an
as-converted
basis) on all matters. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted.
Beneficial Conversion Features (“BCFs”)
The Company assessed whether BCFs exist for the optional conversion rights that do not require bifurcation as derivatives. If the conversion option is in-the-money
as of the commitment date, the preferred stock contains a BCF. The BCF is recognized as a deemed dividend against the carrying amount of the preferred stock. Additionally, the Company continues to monitor for the issuance of additional shares below the conversion price, which could result in a contingent BCF.
The following table summarizes the calculation of the BCF as of the commitment dates of the preferred stock, which continues to be presented in additional paid in capital as of September 30, 2020 and December 31, 2019:

Commitment Date	Series	Type of Consideration received (cash or settlement of other instruments)	Effective Conversion Price	Fair value of the Common Stock	Number of Shares Issuable upon Conversion	BCF
6/24/2019	A	Cash	$43.30	$18.59	648,069	$—
6/24/2019	A	Settlement of SAFEs	43.30	18.59	75,165	—
6/24/2019	A-1	Settlement of SAFEs	15.31	18.59	163,306	536,000
6/24/2019	A-2	Settlement of SAFEs	15.12	18.59	1,322,780	4,590,000
6/24/2019	A-3	Settlement of SAFEs	17.89	18.59	223,548	156,000
6/24/2019	A-4	Settlement of SAFEs	20.07	18.59	49,827	—
6/24/2019	A-5	Settlement of SAFEs	20.15	18.59	124,068	—
6/24/2019	A-6	Settlement of SAFEs	30.31	18.59	247,420	—
6/24/2019	A-7	Settlement of SAFEs	34.64	18.59	1,459,656	—
6/24/2019	A-8	Settlement of SAFEs	36.81	18.59	385,777	—
6/24/2019	A-9	Settlement of SAFEs	38.97	18.59	748,674	—
6/24/2019	A-10	Settlement of SAFEs	41.14	18.59	252,801	—
6/24/2019	A-11	Settlement of Note	24.30	18.59	317,404	—
6/26/2019	A	Cash	43.30	18.59	692,778	—
7/15/2019	A	Cash	43.30	18.59	11,546	—
8/24/2020 to 9/22/2020	X	Cash	135.79	140.78	1,251,971	6,247,000

		Total				$11,529,000

The Company recorded a total BCF of $
5.28
million and $
6.25
 million from the issuance of preferred stock during the nine months ended September 30, 2019 and 2020, respectively. Because the preferred stock is convertible at any time pursuant to the optional conversion feature, the Company recognized a dividend equal to the BCF at the applicable commitment date. As the Company had an accumulated deficit as of the end of all periods presented, the BCF resulted in an increase and decrease in additional paid-in
capital by the same amount.
Furthermore, the preferred stock contains a down-round protection provision that reduces the conversion price if the Company issues shares at less than the conversion price or for no consideration. As such, if this provision is triggered, it could result in the conversion option becoming more beneficial if such adjustment causes the applicable conversion price to decline below the commitment date fair value of the Company’s common stock. If this occurs, a contingent BCF will be recognized at the date of such adjustment.

Note 11. Series A Convertible Preferred Stock
Preferred Stock
As of December 31, 2018, the Company had no shares of Preferred Stock issued or outstanding.
On June 24, 2019, the Company amended and restated its Certificate of Incorporation (“Certificate”), which authorized the issuance of up to 7,537,269 shares of Preferred Stock with a par value of $0.00001.
On June 24, 2019, the Company entered into a Series A Convertible Preferred Stock Purchase Agreement to issue Preferred Stock to investors for cash and in settlement of outstanding SAFEs and Amended Bridge Note. In July 2019, the Company issued an additional 244,827 shares of Series A Preferred Stock for $10.10 million, net of $591,000

of transaction costs.
The original issue price and the liquidation value, as of December 31, 2019, of each class of Preferred Stock is as follows:

	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference
Series A	2,228,361	1,660,839	$43.30
Series A-1	163,306	163,306	15.31
Series A-2	1,322,780	1,322,780	15.12
Series A-3	223,548	223,548	17.89
Series A-4	49,827	49,827	20.07
Series A-5	137,715	124,068	20.15
Series A-6	247,420	247,420	30.31
Series A-7	1,459,656	1,459,656	34.64
Series A-8	385,777	385,777	36.81
Series A-9	748,674	748,674	38.97
Series A-10	252,801	252,801	41.14
Series A-11	317,404	317,404	$5.27

	7,537,269	6,956,100

Dividends
Preferred Stock receive
non-cumulative
dividends at a rate per annum equal to 6% of the applicable original issue price, if and when declared by the Company’s Board of Directors. Holders of Preferred Stock receive dividends prior to and in preference to any dividends received by holders of Common Stock. No dividends have been declared or paid as of December 31, 2019.
Liquidation
Holders of Preferred Stock are entitled to receive a liquidation preference prior to any distribution to holders of Common Stock. Upon the occurrence of a liquidation transaction, Preferred Stock will be redeemed by the Company for the applicable original issue price. Moreover, if the holders of Preferred Stock would receive a greater amount of consideration had the Preferred Stock been converted immediately prior to such transaction, the Preferred Stock shall be deemed to be converted for purposes of the redemption.
Each of the shares of Preferred Stock is conditionally puttable by the holders upon “deemed liquidation events,” which includes a merger, consolidation, change of control, or a sale of substantially all of the Company’s assets. The Company determined that triggering events that could result in a deemed liquidation are not solely within the control of the Company. Therefore, the Preferred Stock is classified outside of permanent (i.e., temporary equity). The Preferred Stock is not being accreted to its liquidation preference, as it is not probable that the Preferred Stock will become redeemable as of December 31, 2019. The Company continues to monitor circumstances that may cause the Preferred Stock to become probable of becoming redeemable. Subsequent adjustments to the carrying amounts to accrete up to the Preferred Stock redemption values will be made only when the shares become probable becoming redeemable. The Series A Convertible Preferred stock is subject to standard protective provisions, none of which provide creditor rights.
Conversion
Preferred Stock is convertible at any time, at the option of the holder, into Common Stock at a conversion rate of 1-to-1 initially, subject to adjustments.
The applicable conversion prices of each series of Preferred Stock as of December 31, 2019 are as follows:

Effective conversion price
Series A	$43.30
Series A-1	15.31
Series A-2	15.12
Series A-3	17.89
Series A-4	20.07
Series A-5	20.15
Series A-6	30.31
Series A-7	34.64
Series A-8	36.81
Series A-9	38.97
Series A-10	41.14
Series A-11	24.30
Additionally, all outstanding shares of the Preferred Stock shall automatically be converted into shares of underlying Common Stock upon the Company’s sale of its Common Stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act, the public offering price of which is not less than $64.96 per share and which results in aggregate cash proceeds to the Company of not less than $100 million, net of underwriting discounts and commissions (a “Qualified IPO”).
Voting Rights
Holders of Preferred Stock are entitled to the same voting rights as the holders of Common Stock and to notice of stockholders’ meetings. The holders of Common Stock and Preferred Stock shall vote together as a single class
(on an
as-converted
basis) on all matters. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which such shares of Preferred Stock could be converted.
Beneficial Conversion Features (“BCFs”)
The Company assessed whether BCFs exist for the optional conversion rights that do not require bifurcation as derivatives. If the conversion option is in-the-money
as of the commitment date, the Preferred Stock contains a BCF. The BCF is recognized as a deemed dividend against the carrying amount of the Preferred Stock. Additionally, the Company continues to monitor for the issuance of additional shares below the conversion price, which could result in a contingent BCF.
The following table summarizes the calculation of the BCF as of the commitment dates of the Preferred Stock, which continues to be presented in additional paid in capital as of December 31, 2019:

Commitment Date	Series	Type of Consideration received (cash or settlement of other instruments)	Effective Conversion Price	Fair value of the Common Stock	Number of Shares Issuable upon Conversion	BCF
6/24/2019	A	Cash	$43.30	$18.59	648,069	$—
	A	Settlement of SAFEs	43.30	18.59	75,165	—
	A-1	Settlement of SAFEs	15.31	18.59	163,306	536,000
	A-2	Settlement of SAFEs	15.12	18.59	1,322,780	4,590,000
	A-3	Settlement of SAFEs	17.89	18.59	223,548	156,000
	A-4	Settlement of SAFEs	20.07	18.59	49,827	—
	A-5	Settlement of SAFEs	20.15	18.59	124,068	—
	A-6	Settlement of SAFEs	30.31	18.59	247,420	—
	A-7	Settlement of SAFEs	34.64	18.59	1,459,656	—
	A-8	Settlement of SAFEs	36.81	18.59	385,777	—
	A-9	Settlement of SAFEs	38.97	18.59	748,674	—
	A-10	Settlement of SAFEs	41.14	18.59	252,801	—
	A-11	Settlement of Note	24.30	18.59	317,404	—
6/26/2019	A	Cash	43.30	18.59	692,778	—
7/15/2019	A	Cash	43.30	18.59	11,546	—
7/22/2019	A	Cash	43.30	18.59	233,281	—

						$5,282,000

The Company recorded a total BCF of $5.3 million from the issuance of Preferred Stock. Because the Preferred Stock is convertible at any time pursuant to the optional conversion feature, the Company recognized a dividend equal to the BCF at the applicable commitment date. As the Company had accumulated deficit as of the end of all periods presented, the BCF resulted in an increase and decrease in additional paid-in capital by the same amount.
Furthermore, the Preferred Stock contains a down-round protection provision that reduces the conversion price if the Company issues shares at less than the conversion price or for no consideration. As such, if this provision is triggered, it could result in the conversion option becoming more beneficial if such adjustment causes the applicable conversion price to decline below the commitment date fair value of the Common Stock. If this occurs, a contingent BCF will be recognized at the date of such adjustment.